Material Accounting Policies - Schedule of Nature and Time of the Compliance with Performance Obligations (Details)	12 Months Ended
Dec. 31, 2025
Commission, structuring and placement of securities - Treasury Sales & Structuring and Capital Markets [Member]
Schedule of Nature and Time of the Compliance with Performance Obligations [Line Items]
Nature and timing of fulfillment of performance obligations	Commission on the placement and intermediation of securities on the market and by various types of financial services. It acts in the structuring and distribution of financial products developed specifically according to the needs of each customer.
Revenue recognition policy	Revenue is recognized at a specific point in time, being the placement of the security, through contractual fees and commission percentages, and the payment date which is stipulated in the contract.
Asset administration and management [Member]
Schedule of Nature and Time of the Compliance with Performance Obligations [Line Items]
Nature and timing of fulfillment of performance obligations	BR Partners advises its customers in the process of asset management and Fund portfolio administration.
Revenue recognition policy	Revenue recognition takes place over time, by receiving monthly management fees charged for service provided.
Financial advisory and consulting - Investment Banking [Member]
Schedule of Nature and Time of the Compliance with Performance Obligations [Line Items]
Nature and timing of fulfillment of performance obligations	BR Partners offers financial and strategic consulting services related to mergers and acquisitions, fundraising, strategic partnerships, joint ventures, and corporate restructuring.
Revenue recognition policy	Revenue recognition takes place at a specific point in time, when performance obligations established in the contract are met. Revenue recognition takes place over time, due to the obligations entered into within the contract, in relation to financial advisory and business restructuring support.